Convertible notes at fair value	12 Months Ended
Dec. 31, 2019
Debt Instrument Fair Value Disclosure [Abstract]
Convertible notes at fair value
18	Convertible notes at fair value

(a)	Convertible notes issued in 2018

On September 12, 2018, the Company issued US$30,000 of zero-coupon convertible notes (“the 2018 Notes”) at par. The 2018 Notes mature on September 12, 2023 and are non-interest bearing, unless the 2018 Notes are redeemed or repaid upon the occurrence of events of default or relevant events as defined in the agreement whereby an interest of 5% per annum would be charged. The Company considers the likelihood of occurrence of events or relevant events as defined in the agreement to be remote.

Holder of the 2018 Notes has the option to convert the 2018 Notes at any time on or after October 22, 2018 up to the close of business of the maturity date (the “2018 Notes Conversion Period”). Any outstanding principal amount not converted within the 2018 Notes Conversion Period will mandatorily be converted on the maturity date. The 2018 Notes can be converted into the Company’s ADSs at an conversion price of 92% of the lowest of (i) the volume weighted average prices (“VWAP”) of the ADSs over the period from the issue date to the conversion date, (ii) the VWAP of the ADSs over the five trading day period preceding the conversion date, and (iii) a fixed price of US$8. Notwithstanding the foregoing, in no event will the Conversion Price be less than US$2.78. The Company will not issue any fractional ADSs upon conversion of the 2018 Notes and will instead pay cash in lieu of any fractional ADSs deliverable upon conversion.

If the VWAP of ADSs on the conversion date is lower than that on September 12, 2018, the Company may make an election to settle in whole by paying the holder of the 2018 Notes a cash alternative amount (which is equivalent to principal amount to be converted divided by 92%).

Notwithstanding anything to the contrary in the 2018 Notes, no ordinary shares (including ordinary shares represented by ADSs) will be delivered to the 2018 Notes holder if such delivery would result in the aggregate number of ordinary shares (including ordinary shares represented by ADSs) to be delivered taken together with the aggregate number of ordinary shares delivered by the Company since the issue date to exceed 19.9% of the Company's outstanding common stock as of the issue date (the “Share Cap”). In such event, the Company's obligation will be satisfied by delivering the maximum number of ADSs such that the delivery does not exceed the Share Cap and any portion of the principal amount that is not so converted will be settled by the Company by paying the cash settlement amount (“Cash Settlement Amount”) to such converting holder. The Cash Settlement Amount is the remaining amount divided by 92%.

18	Convertible notes at fair value (Continued)

(a)	Convertible notes issued in 2018 (Continued)

Concurrently with the issuance of the 2018 Notes, the Company offered a put option to the holder of the 2018 Notes, whereby the holder has the right to require the Company to repurchase all of the outstanding 2018 Notes for cash at a price equal to 100% of the outstanding principal amount plus accrued and unpaid interest to the repurchase date in case of the occurrence of any of the relevant events as defined in the agreement prior to the maturity date. The Company considers the likelihood of occurrence of such relevant events to be remote. The Company also concluded that the feature of contingent put options being considered clearly and closely related to its debt host does not need to be considered as an embedded derivative to be bifurcated.

For both the convertible debt and conversion option which are recognized as financial liabilities, the Company has elected the fair value option under ASC 825-10 to measure the entire instrument at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss. Also, ASC 825-10-25-11 requires financial instrument that is legally a single contract not to be separated into parts for purposes of applying the fair value option.

Issuance costs related to the 2018 Notes for which the fair value option is elected amounting to US$2,190 have been recognized in earnings as incurred during the year ended December 31, 2018 and not deferred in accordance with ASC 825-10-25-3.

On February 1, 2019 and March 1, 2019, the holder of the 2018 Notes partially converted the 2018 Notes with a principal amount of US$1,000 and US$2,000 into 283,888 ADSs and 536,594 ADSs at a conversion price of US$3.52 per ADS and US$3.73 per ADS, respectively. The fair values of these partially converted 2018 Notes as of February 1, 2019 and March 1, 2019 was US$1,631 and US$2,801, respectively. On August 22, 2019, there was a further conversion of the 2018 Notes of US$3,000 in principal amount. Instead of issuing new ADSs, the Company elected the cash alternative election pursuant to the agreement of the 2018 Notes to satisfy the exercise of the holder's conversion right by making a cash alternative payment of US$3,261 to the 2018 Notes holder.

In October 2019, the Company entered into a purchase agreement (the "Purchase Agreement") with the 2018 Notes holder, which entitled the Company an option exercisable by the Company to partially redeem US$20 million in aggregate principal amount of the 2018 Notes at a cash consideration of US$23.2 million in three stages in November 2019. In November 2019, there was an amendment to the Purchase Agreement (“Amended Purchase Agreement”) made with a revised payment schedule for the partial redemption to be done in 4 stages from November 2019 to March 2020 (the "Revised Payment Schedule). The Company has exercised the option and redeemed the 2018 Notes with a principal amount of US$3,450 and US$3,450 on November 14, 2019 and December 12, 2019, respectively, at a total of US$8,004 in accordance with the Revised Payment Schedule. Subsequent to December 31, 2019, the Company has exercised the option to further redeem the 2018 Notes with a principal amount of US$6,900 and US$6,200 on February 3, 2020 and March 31, 2020, respectively, at a total of US$15,196 in accordance with the Revised Payment Schedule.

The fair value of the 2018 Notes was determined using a Monte Carlo simulation with the key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that commensurates with the remaining period until the maturity of the 2018 Notes.

Measurement date	Volatility	Risk-free rate
	%	%
December 31, 2018	44.32	2.52
February 1, 2019	44.59	2.55
March 1, 2019	44.99	2.62
August 22, 2019	43,86	1.47
November 14, 2019	44.34	1.61
December 12, 2019	43.86	1.71
December 31, 2019	44.17	1.67

18Convertible notes at fair value (Continued)

(b)	Convertible notes issued in 2019

On November 11, 2019 and December 16, 2019, the Company issued 5% coupon convertible notes of US$ 20,000 (the "November 2019 Notes") and US$10,000 (the "December 2019 Notes") (collectively, the "2019 Notes"), respectively, at par. The November 2019 Notes and the December 2019 Notes mature on November 11, 2022 and December 16, 2022, respectively.

The following options are embedded to the 2019 Notes:

(i)Buyer call conversion option

Holders of the 2019 Notes have an option to convert the 2019 Notes at any time on or after November 11, 2020 (for the November 2019 Notes) or December 16, 2020 (for the December 2019 Notes) up to the close of business of the respective maturity date (the “Buyer Call Conversion Options”). The 2019 Notes can be converted into the Company’s ADSs at an conversion price of the lower of (i) the VWAP of the ADSs over the 14 trading day period preceding the conversion date ("14-Day VWAP") plus a 10% premium, or (ii) a fixed price of US$4.3, which is subject to adjustment if the Company’s adjusted EBITDA for the year ending December 31, 2020 is less than US$10,000 (the “Conversion Price”). Notwithstanding the foregoing, in no event will the Conversion Price be less than US$3.2. The Company will not issue any fractional ADSs upon conversion and will instead pay cash in lieu of any fractional ADSs deliverable upon conversion.

(ii)Seller call conversion option

If the 14-Day VWAP is US$5.00 or higher at any time on or after November 11, 2020 (for the November 2019 Notes) or December 16, 2020 (for the December 2019 Notes) up to the close of business on the fifth business day immediately preceding the respective maturity dates, the Company may require the holders of 2019 Notes to convert the entire outstanding principal amount (the “Seller Call Conversion Option”) at the Conversion Price.

(iii)Seller call redemption option

At any time on or after the respective issue date up to the close of business on the 60th day immediately preceding the maturity date, the Company may at its option redeem all or a portion of the outstanding principal amount (“Seller Call Redemption Option”).

(iv)Seller put redemption option

The holders of the 2019 Notes have an option to require the Company to redeem all of the outstanding principal amount of the 2019 Notes for cash at a price equal to 100% of the outstanding principal amount plus accrued and unpaid interest to the repurchase date in case of the occurrence of any of the relevant events as defined in the agreements of the 2019 Notes prior to the respective maturity dates (the “Seller Put Redemption Options”).

The Company concluded that the features of the Seller Call Redemption Option and Seller Put Redemption Option being considered clearly and closely related to its debt host do not need to be considered as embedded derivatives to be bifurcated.

The 2019 Notes, Buyer Call Conversion Option and Seller Call Conversion Option are all financial liabilities and the Company has elected the fair value option under ASC 825-10 to measure the entire instrument at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss. Also, ASC 825-10-25-11 requires financial instrument that is legally a single contract not to be separated into parts for purposes of applying the fair value option.

Issuance costs related to the 2019 Notes for which the fair value option is elected amounting to US$4,556 in aggregate have been recognized in earnings as incurred and not deferred in accordance with ASC 825-10-25-3.

18	Convertible notes at fair value (Continued)

(b)	Convertible notes issued in 2019 (Continued)

The fair values of the 2019 Notes as of December 31, 2019 were determined using a binomial model with the key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies.

The risk-free interest rate is equal to the yield, as of the respective measurement dates, of a 5% coupon U.S. Treasury bill that is commensurate with the remaining period until the maturity of the 2019 Notes. The bond yield was based on the yield of corporate bonds with comparable ratings.

	Volatility	Risk-free rate	Bond yield
	%	%	%
November 2019 Notes	42.53	1.61	10.09
December 2019 Notes	42.63	1.61	10.09

Subsequent to December 31, 2019, the holders of both the November 2019 Notes and December 2019 Notes have elected to convert the entire outstanding principal amount of the 2019 Notes into Class A ordinary shares, par value US$0.001 per share, of the Company at a price of US$7.8 per share, which is at an approximately 7% premium to the 14-day VWAP of the Company’s ADSs as of February 14, 2020.